Commitments and Contingencies - Summary of Commitments and Contingencies (Detail)	Jun. 30, 2014 USD ($)
Commitments And Contingencies [Line Items]
Total	$ 1,955,000
2015	619,000
2016	334,000
2017	334,000
2018	334,000
2019	334,000
Thereafter	0
Clinical Research and Trial Obligations [Member]
Commitments And Contingencies [Line Items]
Total	273,000
2015	273,000
Thereafter	0
Sponsored Research Agreement with Related Party [Member]
Commitments And Contingencies [Line Items]
Total	362,000
2015	82,000
2016	70,000
2017	70,000
2018	70,000
2019	70,000
Thereafter	0
Management Fee [Member]
Commitments And Contingencies [Line Items]
Total	1,320,000
2015	264,000
2016	264,000
2017	264,000
2018	264,000
2019	264,000
Thereafter	$ 0